Financial assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair value through profit or loss
Financial assets and liabilities
Financial assets	$ 549,000
Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities	5,058,000	$ 13,999,000
Accounts payable and accrued liabilities | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities	3,382,000	3,028,000
Long-term debt | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities		9,135,000
Other liabilities | Fair value through profit or loss
Financial assets and liabilities
Financial assets	99,000
Financial liabilities		221,000
Lease liabilities
Financial assets and liabilities
Financial liabilities		1,836,000
Lease liabilities | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities	1,676,000
Derivative financial instrument | Fair value through profit or loss
Financial assets and liabilities
Financial assets	450,000
Financial liabilities		196,000
Fair value through profit or loss | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities		417,000
Financial assets at amortized cost
Financial assets and liabilities
Financial assets	91,344,000	17,925,000
Cash | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	83,913,000	14,800,000
Trade and other receivables | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	7,431,000	3,125,000
Foreign currency risk | Accounts payable and accrued liabilities
Financial assets and liabilities
Financial liabilities	3,382	3,028
Foreign currency risk | Other liabilities
Financial assets and liabilities
Financial liabilities	99	221
Foreign currency risk | Lease liabilities
Financial assets and liabilities
Financial liabilities	1,676	1,836
Foreign currency risk | Cash
Financial assets and liabilities
Financial assets	83,913	14,800
Foreign currency risk | Trade and other receivables
Financial assets and liabilities
Financial assets	$ 7,431	$ 3,125